Summary of Significant Accounting Policies (Schedule of Earnings Per Share) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015
Net loss					$ (1,937,000)	$ (1,408,000)	$ (1,385,000)	$ (2,297,000)	$ (9,820,364)	$ (7,026,913)
Preferred stock beneficial conversion charge									(4,474,348)	(4,864,292)
Undeclared cumulative preferred dividends									(762,727)	(305,328)
Net loss attributable to common stockholders	$ (2,785,000)	$ (3,000,000)	$ (2,665,000)	$ (6,607,000)					$ (15,057,439)	$ (12,196,533)
Weighted average common shares outstanding - basic and diluted									7,339,855	5,006,219
Basic and diluted net loss per share attributable to common stockholders	$ (0.26)	$ (0.42)	$ (0.41)	$ (1.31)	$ (0.79)	$ (0.40)	$ (0.64)	$ (0.61)	$ (2.05)	$ (2.44)